Financial risk management - Disclosure of Fair Value Measurement of Assets and Liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial liabilities [line items]
Total assets	€ 1,157,296	€ 852,560
Total liabilities	1,150,953	1,038,353
Recurring fair value measurement
Disclosure of financial liabilities [line items]
Total assets	7,158	3,881
Total liabilities	15,839	27,826
Recurring fair value measurement | Financial assets at fair value through OCI
Disclosure of financial liabilities [line items]
Total assets	7,051	3,881
Recurring fair value measurement | Put options | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	4,390	15,419
Recurring fair value measurement | Public warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	7,320	7,539
Recurring fair value measurement | Private warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	4,129	4,512
Recurring fair value measurement | Derivatives | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities		356
Recurring fair value measurement | Derivatives | Financial assets at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total assets	107
Level 1 | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Total assets	0	0
Total liabilities	7,320	7,539
Level 1 | Recurring fair value measurement | Financial assets at fair value through OCI
Disclosure of financial liabilities [line items]
Total assets	0	0
Level 1 | Recurring fair value measurement | Put options | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	0	0
Level 1 | Recurring fair value measurement | Public warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	7,320	7,539
Level 1 | Recurring fair value measurement | Private warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	0	0
Level 1 | Recurring fair value measurement | Derivatives | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities		0
Level 1 | Recurring fair value measurement | Derivatives | Financial assets at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total assets	0
Level 2 | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Total assets	107	0
Total liabilities	4,129	4,868
Level 2 | Recurring fair value measurement | Financial assets at fair value through OCI
Disclosure of financial liabilities [line items]
Total assets	0	0
Level 2 | Recurring fair value measurement | Put options | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	0	0
Level 2 | Recurring fair value measurement | Public warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	0	0
Level 2 | Recurring fair value measurement | Private warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	4,129	4,512
Level 2 | Recurring fair value measurement | Derivatives | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities		356
Level 2 | Recurring fair value measurement | Derivatives | Financial assets at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total assets	107
Level 3 | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Total assets	7,051	3,881
Total liabilities	4,390	15,419
Level 3 | Recurring fair value measurement | Financial assets at fair value through OCI
Disclosure of financial liabilities [line items]
Total assets	7,051	3,881
Level 3 | Recurring fair value measurement | Put options | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	4,390	15,419
Level 3 | Recurring fair value measurement | Public warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	0	0
Level 3 | Recurring fair value measurement | Private warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	0	0
Level 3 | Recurring fair value measurement | Derivatives | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities		€ 0
Level 3 | Recurring fair value measurement | Derivatives | Financial assets at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total assets	€ 0